Goodwill (Tables)	6 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

	Six Months Ended	Year Ended
	June 30, 2020	December 31, 2019
	(in thousands)
Opening balance	$883,170	$756,260
Current period acquisitions (Note 6)	27,304	126,932
Prior period acquisitions	123	—
Foreign exchange movement	(9,352)	(22)

Closing balance	$901,245	$883,170